Offerings - Offering: 1	Oct. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,800,000,000
Maximum Aggregate Offering Price	$ 1,800,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 248,580.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 filed October 31, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.